Risk Management (Details) - Schedule of Breakdown of Bank's Fixed Income by Levels - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [abstract]
Level 1: cash and cash equivalent	$ 2,416,812	$ 1,969,547
Level 2: fixed income	7,241,318	6,072,282
Level 2: fixed income	4,517	6,240
Total	$ 9,662,647	$ 8,048,069